Debt Obligations - Additional Information (Detail) (USD $)	12 Months Ended								1 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended
	Apr. 30, 2012	Apr. 30, 2012 Revolving Credit Facility	Apr. 30, 2012 Minimum	Apr. 30, 2011 Minimum	Apr. 30, 2012 Minimum Revolving Credit Facility	Apr. 30, 2012 Maximum	Apr. 30, 2011 Maximum	Apr. 30, 2012 Maximum Revolving Credit Facility	Oct. 05, 2012 Senior Secured Notes	Oct. 04, 2010 Senior Secured Notes	Jan. 31, 2013 Senior Secured Notes	Apr. 30, 2012 Senior Secured Notes	Oct. 31, 2010 Senior Secured Notes	Jan. 31, 2013 Senior Secured Notes Debtor Optional Redemption Period 1	Apr. 30, 2012 Senior Secured Notes Debtor Optional Redemption Period 1	Jan. 31, 2013 Senior Secured Notes Debtor Optional Redemption Period 2 Minimum	Apr. 30, 2012 Senior Secured Notes Debtor Optional Redemption Period 2 Minimum	Jan. 31, 2013 Senior Secured Notes Debtor Optional Redemption Period 2 Maximum	Apr. 30, 2012 Senior Secured Notes Debtor Optional Redemption Period 2 Maximum	Jan. 31, 2013 Senior Secured Notes Debtor Optional Redemption Period 3	Apr. 30, 2012 Senior Secured Notes Debtor Optional Redemption Period 3	Jan. 31, 2013 Senior Secured Notes Debtor Optional Redemption Period 3 Maximum	Apr. 30, 2012 Senior Secured Notes Debtor Optional Redemption Period 3 Maximum	Jan. 31, 2013 Senior Secured Notes Debtor Optional Redemption Period 4	Apr. 30, 2012 Senior Secured Notes Debtor Optional Redemption Period 4	Apr. 17, 2012 Boundary Bay Financing - 6.93%	Apr. 30, 2012 Boundary Bay Financing - 6.93%	Jan. 31, 2013 Boundary Bay Financing - 6.93%	Apr. 30, 2011 Boundary Bay Financing - 6.93%	Apr. 17, 2012 Boundary Bay Financing - 6.93% Up to April 2017	Apr. 17, 2012 Boundary Bay Financing - 6.93% From May 2017 to April 2022	Apr. 17, 2012 Boundary Bay Financing - 6.93% Minimum	Apr. 17, 2012 Boundary Bay Financing - 6.93% Maximum
Debt and Capital Lease Obligations [Line Items]
Debt principal amount									$ 200,000,000	$ 1,100,000,000			$ 1,100,000,000													$ 37,000,000
Deferred financing costs write-off										47,100,000
Debt fee amount										42,700,000
Debt due date									Oct. 15, 2020	Oct. 15, 2020
Debt issued at discount price as percentage of par value										98.399%
Debt stated interest rate									9.25%	9.25%																	6.93%	6.93%	6.93%
Redemption percentage														35.00%	35.00%							10.00%	10.00%
Redemption price percentage														109.25%	109.25%	100.00%	100.00%	104.625%	104.625%	103.00%	103.00%			104.625%	104.625%
Notes remaining outstanding as percentage of aggregate principal														50.00%	50.00%
Redemption period	51 years													180 days	180 days					12 months	12 months
Redemption premium percentage																								1.00%	1.00%
Basis spread to treasury rate																								0.50%	0.50%
Repurchase price as percentage of principal amount upon change in control											101.00%	101.00%
Credit facility, borrowing capacity		375,000,000
Basis spread on variable rate			0.80%	0.80%	2.75%	4.50%	3.75%	4.50%
Credit facility, maturity term		5 years
Available revolving credit facility		165,000,000
Outstanding letters of credit		85,000,000
Debt leverage ratio		2.5
Lease term																										23 years
Periodic payment																										263,679
Lease escalation percentage																																	12.00%
Purchase property option period																										10 years
Option to purchase property																														46,400,000	47,900,000
Lease renewal option term																																10 years	5 years
Vendor take back mortgage receivable																											$ 3,500,000
Interest rate on vendor take back mortgage receivable																											8.55%
Debt issued at principal price as percentage of par value									101.00%